CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 11,023	$ 5,776
Federal funds sold	18,019	5,924
Interest-earning deposits in other financial institutions	16,098	6,449
Cash and cash equivalents	45,140	18,149
Investment securities available for sale - at fair value	121,042	88,382
Mortgage-backed securities available for sale - at fair value	7,459	4,279
Mortgage-backed securities held to maturity - at cost, approximate market value of $4,315 and $4,916 at December 31, 2011 and 2010, respectively	4,167	4,779
Loans receivable - net	382,759	220,998
Loans held for sale-at lower of cost or market	1,537	4,440
Real estate acquired through foreclosure - net	3,795	2,007
Office premises and equipment - at depreciated cost	10,200	4,610
Federal Home Loan Bank stock - at cost	8,366	3,375
Accrued interest receivable on loans	1,614	925
Accrued interest receivable on mortgage-backed securities	27	23
Accrued interest receivable on investments and interest-bearing deposits	498	392
Goodwill	10,309
Core deposit intangible - net	1,028
Prepaid expenses and other assets	4,330	1,510
Bank-owned life insurance	10,330	3,791
Prepaid federal income taxes	1,428	409
Deferred federal income taxes	2,275
Total assets	616,304	358,069
LIABILITIES AND SHAREHOLDERS' EQUITY
Deposits	492,321	257,852
Advances from the Federal Home Loan Bank	31,327	27,300
Advances by borrowers for taxes and insurance	2,464	1,440
Accrued interest payable	118	99
Accounts payable and other liabilities	4,521	1,955
Deferred federal income taxes		4
Total liabilities	530,751	288,650
Commitments and contingencies	12,643
Shareholders' equity
Preferred stock - authorized 5,000,000 shares, $.01 par value; none issued
Common stock - authorized 30,000,000 shares, $.01 par value; 9,918,751 shares issued at December 31, 2011 and 2010	99	99
Additional paid-in capital	43,866	43,878
Shares acquired by stock benefit plans	(913)	(1,302)
Treasury stock - at cost, 1,053,843 shares at both December 31, 2011 and 2010	(12,860)	(12,860)
Retained earnings - restricted	42,440	40,655
Accumulated comprehensive gain (loss), unrealized gains (losses) on securities available for sale, net of tax expense (benefits)	278	(1,051)
Total shareholders' equity	72,910	69,419
Total liabilities and shareholders' equity	$ 616,304	$ 358,069